Convertible Promissory Notes - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended				1 Months Ended					3 Months Ended				3 Months Ended	1 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jan. 31, 2013	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Jul. 25, 2012 Minimum	Feb. 28, 2013 Conversion of notes to preferred stock then to common stock	Jan. 23, 2013 Subsequent Event	Jan. 29, 2013 Subsequent Event	Mar. 31, 2013 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2004 Common Stock	Feb. 28, 2013 Convertible debt	Jan. 23, 2013 Convertible debt	Jul. 25, 2012 Convertible debt	Feb. 28, 2013 Convertible debt Common Stock	Dec. 31, 2012 Warrant Liability	Feb. 28, 2013 January 2013 Notes	Mar. 31, 2013 January 2013 Notes	Feb. 28, 2013 January 2013 Notes Common Stock	Mar. 31, 2013 July 2012 Notes	Mar. 31, 2013 Option and License Agreement	Feb. 28, 2013 Option and License Agreement Subsequent Event	Jul. 25, 2012 Conversion of Notes into Series A Preferred Stock	Jul. 25, 2012 Conversion of Notes into Series A Preferred Stock To partially fund, or an option to partner with Opexa	Jul. 25, 2012 Conversion of Notes into Series A Preferred Stock Additional capital from any partner, potential partner or any other source	Jul. 25, 2012 Conversion of Series A Convertible Preferred Stock into common stock	Jul. 25, 2012 Related Party Transactions	Mar. 31, 2013 Related Party Transactions	Jan. 31, 2013 Related Party Transactions	Dec. 31, 2012 Related Party Transactions Warrant Liability	Mar. 31, 2013 Related Party Transactions July 2012 Notes	Mar. 31, 2013 Related Party	Jan. 23, 2013 Related Party Convertible debt
Debt Instrument [Line Items]
Convertible secured promissory notes, principal amount					$ 4,085,000																											$ 630,000		$ 100,000
Debt Instrument, Maturity Date					Jul. 25, 2014													Jan. 23, 2014
Debt instrument interest payment date description					Interest is payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock, at Opexa's election.
Convertible debt instrument, effective interest rate																		12.00%	12.00%
Convertible debt, conversion price					$ 100.00													$ 1.30
Milestone to elect to convert Notes into Series A convertible preferred stock, minimum																													5,000,000	25,000,000
Minimum common stock price required for 20 consecutive trading days to elect to convert																												$ 10.00			$ 16.00
Conversion of Notes to Series A convertible preferred stock, description																												The Notes can be converted into Series A convertible preferred stock at the option of the investors at a price of $100.00 per share, subject to certain limitations and adjustments. Additionally, Opexa can elect to convert the Notes into Series A convertible preferred stock if (i) Opexa’s common stock closes at or above $10.00 per share for 20 consecutive trading days or (ii) Opexa achieves certain additional funding milestones to continue its clinical trial program. These milestones include (x) executing a strategic agreement with a partner or potential partner by which Opexa will receive a minimum of $5 million to partially fund, or an option to partner with Opexa for, its Phase II clinical trial for Tcelna in patients with SPMS and (y) receiving a minimum of $25 million in additional capital (including the Note offering proceeds) from any partner, potential partner or any other source.
Series A Convertible Preferred Stock, dividend rate					8.00%
Dividend payment description					The Series A convertible preferred stock accrues dividends at the rate of 8% per annum, which are cumulative and payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock at Opexa's election.
Series A Convertible Preferred Stock, Liquidation Preference					$ 100.00
Conversion of preferred stock into common stock, price per share					$ 3.12
Debt Conversion, Description																															Additionally, Opexa can elect to convert the Series A convertible preferred stock into common stock if the Company's common stock closes at or above $16.00 per share for 20 consecutive trading days.
Convertible notes, principal amount converted											900,000						900,000					100,000
Restricted cash						500,000	1,000,000	1,000,000	500,000				500,000
Debt instrument, beneficial conversion feature				141,829	1,497,634	141,829																										230,969	21,820
Warrants issued					957,422
Warrants exercise price	$ 3.00	$ 1.24	$ 1.21		$ 5.00					$ 2.56		$ 1.24	$ 1.21
Warrants term	4 years	5 years	5 years		5 years							5 years	5 years
Warrant excercise terms subject to antidilution adjustment description					As a result of the antidilution adjustment, the number of warrant shares for which the Series I warrant is exercisable was subject to an aggregate increase to 1,436,121 shares of Opexa’s common stock at an adjusted exercise price of $2.56 per share, subject to certain limitations and adjustments. Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days. As a result, Opexa accounted for these reset provisions in accordance with Accounting Standards Codification (“ASC”) ASC 815-40, which requires Opexa to record the warrants as a derivative liability at the grant date and to record changes in fair value relating to the warrants at each subsequent balance sheet date.
Warrant redemption per share description		Opexa can redeem the warrants at $0.01 per share if the Company's common stock closes at or above $10.00 per share for 20 consecutive trading days.	The warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.		Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.							The Company can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.	The Company can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.
Discount on warrant				195,969	2,314,635	195,969	2,314,635	5,974,372	6,170,341
Amortized debt discount																					104,032														16,044
Gain (loss) on derivative instruments							552,978	1,941,826	1,941,826												552,978
Convertible debt, unamortized discount							3,708,237	3,708,237																								587,939
Gross proceed from the issuance of a convertible note																		650,000																				100,000
Minimum receipt of proceeds from sale of equity securities and/or as payments from partners to pay any remaining balance of note payable																		7,500,000
Number of business days to pay remaining convertible debts																		5 days
Warrants issued				243,750		187,500			187,500
Gross proceeds from sales of common stock and warrants to purchase common stock						3,250,000
Option and License Agreement, upfront payment received																										5,000,000	5,000,000
Principal and interest paid						567,368																															100,000
Common shares issued, note conversion						365,263								365,263	690,045	15,187								77,034
Convertible notes, amortized debt discount						1,237,662	104,032	6,856,730	8,094,392														337,798
Common shares issued																				288,229
Long term liabilities																									$ 3,185,000											$ 630,000